UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-08822

Capital Management Investment Trust

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100, Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

CT Corporation System

155 Federal Street

Suite 700

Boston, MA 02110

(Name and address of agent for service)

With Copies To:

John H. Lively

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant's telephone number, including area code: 888.626.3863

Date of fiscal year end: 11/30/2017

Date of reporting period: 11/30/2017

ITEM 1.	REPORTS TO SHAREHOLDERS

The Annual report to Shareholders for the period ended November 30, 2017 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

Annual Report 2017

Mid-Cap Fund

Small-Cap Fund

Wellington Shields All-Cap Fund

November 30, 2017

Capital Management

Investment Trust

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Capital Management Funds (the “Funds”). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds’ distributor is a bank.

Distributor: Wellington Shields & Co., LLC, 140 Broadway, 44th Floor, New York, NY 10005, Phone 1-212-320-3000.

Capital Management Funds

Mid-Cap

An investment in the Fund is subject to investment risks including the possible loss of some or all of the principal amount invested. The Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of mid-cap companies. There can be no assurance that the Fund will be successful in meeting its investment objective.

Since the Fund’s investment strategy utilizes equity securities (concentrating on mid-cap company securities), short-term investment instruments, and short sales, the Fund has some exposure to the risks associated with each of these investments. Investment in the Fund is also subject to the following risks: mid-cap securities risk, short-term investment risk, short sales risk and derivative instruments risk. More information about these risks and other risks can be found in the Fund’s prospectus.

Small-Cap

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. The Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of small-cap companies. There can be no assurance that the Fund will be successful in meeting its investment objective.

Since the Fund’s investment strategy utilizes equity securities (concentrating on small-cap company securities), short-term investment instruments, derivative instruments, and short sales, the Fund has some exposure to the risks associated with each of these investments. Investment in the Fund is also subject to, among other things, small-cap securities risk, derivative instruments risk, short-term investment risk and short sales risk. More information about these risks and other risks can be found in the Fund’s prospectus.

All-Cap

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal invested. The Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in equity securities. There can be no assurance that the Fund will be successful in meeting its investment objective.

Since the Fund’s investment strategy utilizes equity securities, short-term investment instruments, and short sales, the Fund has some exposure to the risks associated with each of these investments. Investment in the Fund is also subject to the following risks: large-cap securities risk, mid-cap securities risk, small-cap securities risk, shares of other investment companies and Exchange Traded Funds risk, short-term investment risk, short sales risk and new fund risk. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this Annual Report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by calling
1-888-626-3863.

An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available by calling Shareholder Services at 1-888-626-3863. The prospectus should be read carefully before investing.

Stated performance in the Funds was achieved at some or all points during the year by waiving or reimbursing part of those Funds’ total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Annual Report was first distributed to shareholders on or about January 29, 2018.

January 16, 2018

Dear Capital Management Shareholders,

The Capital Management Mid-Cap Fund Institutional Shares (the “Mid-Cap Fund”) delivered a 16.78% total return during the fiscal year ended November 30, 2017, compared with returns of 22.87% for the S&P 500® Total Return Index* (“S&P 500”) and 13.95% for the Russell Mid-Cap Value Index*. The Capital Management Small-Cap Fund Institutional Shares (the “Small-Cap Fund”) appreciated 6.17%, underperforming the 17.66% total return of the S&P 600® Small Cap Index*. The Wellington Shields All-Cap Fund Class A Shares (the “All-Cap Fund”) returned 14.89%, compared to the 22.87% total return of the S&P 500 and the 30.02% total return of the Dow Jones Industrial Average Index*.

The All-Cap Fund performance was negatively impacted by declines in Maiden Holdings, Newell Brands and Schlumberger Ltd., while Applied Materials, Amazon.com, MasterCard and Tencent Holdings contributed to the overall positive return. The Mid-Cap Fund performance was aided by positive returns from FNF Group, CoStar Group and HollyFrontier. Conversely the Mid-Cap Fund was hurt by the declines in Synchronoss Technologies, Newell Brands and NCR Corp. The Small-Cap Fund performance was negatively impacted by declines in Depomed, Precision Drilling and Maiden Holdings. Positive returns from H&E Equipment Services, Orbotech Ltd. and Vishay Intertechnology contributed to the overall positive Small-Cap Fund performance.

During 2017, the economic recovery continued into its eighth year, extending the equity bull market to the second longest in history. In light of tumultuous political headlines in the US, equity market performance was remarkable for its lack of volatility. The market remained focused on the positive effects that deregulation and tax reform would have on corporate returns when enacted. Abundant global central bank liquidity also continued to fuel risk appetite and equity returns. This allowed the Federal Reserve to raise rates three times without upsetting the equity apple cart.

While the All-Cap Fund delivered strong returns, it still lagged its benchmark. S&P 500 returns were disproportionally driven by returns from a small group of technology stocks and while the Fund held overweight exposure to this sector, it was not enough of a weighting to drive outperformance. The Mid-Cap Fund exceeded its Russell Mid-Cap Value Index benchmark return but underperformed versus the S&P 500 and the Small-Cap Fund lagged its benchmark due to adverse developments in a handful of individual stocks.

Growth is a global phenomenon. Manufacturing improved in the bulk of developed and emerging markets over the prior 12 months, and reflation is evident in the rising price of oil and commodities, demonstrating that the business cycle is still intact. Historically, inflation readings above 4% and an inversion of the yield curve have presaged prior recessions. However, neither of those conditions is close to occurring, nor will they likely be met in 2018, suggesting an end to this business cycle is not in sight.

For the first time in three years earnings grew in the US and this should continue in 2018. Bond market yields are not yet at levels that are likely to compete with equities for capital from return-seeking investors. 2017 ended on a strong note as tax reform was passed in the US which should materially benefit corporate earnings, particularly for small- and mid-capitalization companies. These factors and the continued expansion of the business cycle should continue to drive positive equity market performance in 2018.

Sincerely,

W. Jameson McFadden

President

Capital Management Associates, Inc.

* The S&P 500® Total Return Index by Standard & Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. The Russell Mid-Cap Value Index is a widely recognized unmanaged index designed to measure the performance of the mid-cap segment of the U.S. equity universe. The S&P 600® Small-Cap Index is the Standard & Poor’s Composite Index of 600 small-cap stocks and is a widely recognized, unmanaged index of common stock prices. The Dow Jones Industrial Average Index, compiled by Dow Jones, gauges the performance of the industrial component of U.S. stock markets. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index. The Funds may or may not purchase the types of securities represented by the S&P 500® Total Return Index, the Russell Mid-Cap Value Index, the S&P 600® Small-Cap Index or the Dow Jones Industrial Average Index.

Investment in the Funds is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Funds will be successful in meeting their investment objective. The Funds are intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of mid-cap companies or small-cap companies. Investment in the Mid-Cap Fund is also subject to, among other things, mid-cap securities risk and short sales risk. Investment in the Small-Cap Fund is also subject to, among other things, small-cap securities risk, derivative instruments risk and short sales risk. Investment in the All-Cap Fund is also subject to large-cap securities risk, mid-cap securities risk, small-cap securities risk, shares of other investment companies and Exchange Traded Funds risk, short-term investment risk and short sales risk. More information about these risks and other risks can be found in each Fund’s prospectus.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Funds and of the market in general and statements of the Funds’ plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences in addition to the other factors noted with such forward-looking statements include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

Capital Management Mid-Cap Fund – Institutional Shares

Performance Update - $25,000 Investment (Unaudited)

For the period from November 30, 2007 to November 30, 2017

The graph assumes an initial investment of $25,000 at November 30, 2007.

Average Annual Total Return

Performance Returns for the periods ended November 30, 2017	One Year	Five Year	Ten Year
Capital Management Mid-Cap Fund – Institutional Shares	16.78%	13.91%	6.72%
S&P 500 Total Return Index	22.87%	15.73%	8.29%
Russell Mid-Cap Value Index	13.95%	14.99%	8.83%

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-888-626-3863.

The above graph depicts the performance of the Capital Management Mid-Cap Fund - Institutional Shares versus the S&P 500 Total Return Index and the Russell Mid-Cap Value Index. The S&P 500 Total Return Index by Standard & Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. The Russell Mid-Cap Value Index is a widely recognized unmanaged index designed to measure the performance of the mid-cap segment of the U.S. equity universe. It includes those Russell Mid-Cap Index companies with lower price-to-book ratios and lower forecasted growth values. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index and the Russell Mid-Cap Value Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the indices; so too with the Capital Management Mid-Cap Fund - Institutional Shares, which will not invest in certain securities comprising these indices.

Capital Management Mid-Cap Fund – Investor Shares

Performance Update - $10,000 Investment (Unaudited)

For the period from November 30, 2007 to November 30, 2017

The graph assumes an initial investment of $10,000 ($9,700 after maximum sales load of 3.00%) at November 30, 2007.

Average Annual Total Return

Performance Returns for the periods ended November 30, 2017	One Year	Five Year	Ten Year
Capital Management Mid-Cap Fund – Investor Shares – No Sales Load	15.91%	13.11%	5.95%
Capital Management Mid-Cap Fund – Investor Shares – 3% Maximum Sales Load	12.43%	12.43%	5.63%
S&P 500 Total Return Index	22.87%	15.73%	8.29%
Russell Mid-Cap Value Index	13.95%	14.99%	8.83%

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-888-626-3863.

The above graph depicts the performance of the Capital Management Mid-Cap Fund - Investor Shares versus the S&P 500 Total Return Index and the Russell Mid-Cap Value Index. The S&P 500 Total Return Index by Standard & Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. The Russell Mid-Cap Value Index is a widely recognized unmanaged index designed to measure the performance of the mid-cap segment of the U.S. equity universe. It includes those Russell Mid-Cap Index companies with lower price-to-book ratios and lower forecasted growth values. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index and the Russell Mid-Cap Value Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the indices; so too with the Capital Management Mid-Cap Fund – Investor Shares, which will not invest in certain securities comprising these indices.

Capital Management Small-Cap Fund – Institutional Shares

Performance Update - $25,000 Investment (Unaudited)

For the period from November 30, 2007 to November 30, 2017

The graph assumes an initial investment of $25,000 at November 30, 2007.

Average Annual Total Return

Performance Returns for the periods ended November 30, 2017	One Year	Five Year	Ten Year
Capital Management Small-Cap Fund – Institutional Shares	6.17%	7.29%	5.99%
S&P 600 Small-Cap Index	17.66%	16.86%	10.39%

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-888-626-3863.

The above graph depicts the performance of the Capital Management Small-Cap Fund - Institutional Shares versus the S&P 600 Small Cap Index. The S&P 600 Small-Cap Index is the Standard & Poor’s Composite Index of 600 small-cap stocks and is a widely recognized, unmanaged index of common stock prices. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 600 Small-Cap Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the Capital Management Small-Cap Fund – Institutional Shares, which will not invest in certain securities comprising the index.

Capital Management Small-Cap Fund – Investor Shares

Performance Update - $10,000 Investment (Unaudited)

For the period from November 30, 2007 to November 30, 2017

The graph assumes an initial investment of $10,000 ($9,700 after maximum sales load of 3.00%) at November 30, 2007.

Average Annual Total Return

Performance Returns for the periods ended November 30, 2017	One Year	Five Year	Ten Year
Capital Management Small-Cap Fund – Investor Shares – No Sales Load	5.79%	6.93%	5.68%
Capital Management Small-Cap Fund – Investor Shares – 3% Maximum Sales Load	2.62%	6.29%	5.36%
S&P 600 Small-Cap Index	17.66%	16.86%	10.39%

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-888-626-3863.

The above graph depicts the performance of the Capital Management Small-Cap Fund – Investor Shares versus the S&P 600 Small-Cap Index. The S&P 600 Small-Cap Index is the Standard & Poor’s Composite Index of 600 small cap stocks and is a widely recognized, unmanaged index of common stock prices. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 600 Small-Cap Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the Capital Management Small-Cap Fund – Investor Shares, which will not invest in certain securities comprising the index.

Wellington Shields All-Cap Fund – Class A Shares

Performance Update - $10,000 Investment (Unaudited)

For the period from inception (December 2, 2014) to November 30, 2017

The graph assumes an initial investment of $10,000 at inception on December 2, 2014.

Average Annual Total Return

Performance Returns for the periods ended November 30, 2017	One Year	Since Inception*
Wellington Shields All-Cap Fund – Class A Shares	14.89%	7.67%
S&P 500 Total Return Index	22.87%	10.93%
Dow Jones Industrial Average Index	30.02%	13.58%

*	The Wellington Shields All-Cap Fund – Class A Shares commenced operations on December 2, 2014.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-888-626-3863.

The above graph depicts the performance of the Wellington Shields All-Cap Fund – Class A Shares versus the S&P 500 Total Return Index and the Dow Jones Industrial Average Index. The S&P 500 Total Return Index by Standard & Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. The Dow Jones Industrial Average Index, compiled by Dow Jones, gauges the performance of the industrial component of US stock markets. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index and the Dow Jones Industrial Average Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the indices; so too with the Wellington Shields All-Cap Fund – Class A Shares, which will not invest in certain securities comprising these indices.

Capital Management Funds

Fund Expense Example (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of each table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Mid–Cap Institutional Class Shares Expense Example	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Expenses Paid During Period(a)
Actual (+11.99%)	$ 1,000.00	$ 1,119.90	$ 7.97
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,017.55	$ 7.59

Mid–Cap Investor Class Shares Expense Example	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Expenses Paid During Period(a)
Actual (+11.58%)	$ 1,000.00	$ 1,115.80	$ 11.93
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,013.79	$ 11.36
Small–Cap Institutional Class Shares Expense Example	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Expenses Paid During Period(b)
Actual (+3.67%)	$ 1,000.00	$ 1,036.70	$ 7.66
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,017.55	$ 7.59
Small–Cap Investor Class Shares Expense Example	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Expenses Paid During Period(b)
Actual (+3.46%)	$ 1,000.00	$ 1,034.60	$ 9.38
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,015.84	$ 9.30
Wellington Shields All-Cap Class A Shares Expense Example	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Expenses Paid During Period(c)
Actual (+8.28%)	$ 1,000.00	$ 1,082.80	$ 7.83
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,017.55	$ 7.59

(a)	Expenses are equal to the Mid-Cap Fund's annualized expense ratios of 1.50% and 2.25% for the Institutional Class and Investor Class Shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.
(b)	Expenses are equal to the Small-Cap Fund's annualized expense ratios of 1.50% and 1.84% for the Institutional Class and Investor Class Shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.
(c)	Expenses are equal to the All-Cap Fund's annualized expense ratio of 1.50% for the Class A Shares, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

Fund Expense Example (Unaudited) (continued)

Total Fund operating expense ratios as stated in the Funds’ current prospectus dated March 30, 2017 were as follows:
Capital Management Mid-Cap Fund Institutional Shares, gross of fee waivers and/or expense reimbursements	1.67%
Capital Management Mid-Cap Fund Institutional Shares, after waivers and/or reimbursements *	1.53%
Capital Management Mid-Cap Fund Investor Shares, gross of fee waivers and/or expense reimbursements	2.42%
Capital Management Mid-Cap Fund Investor Shares, after waivers and/or reimbursements *	2.28%
Capital Management Small-Cap Fund Institutional Shares, gross of fee waivers and/or expense reimbursements	1.81%
Capital Management Small-Cap Fund Institutional Shares, after waivers and/or reimbursements *	1.53%
Capital Management Small-Cap Fund Investor Shares, gross of fee waivers and/or expense reimbursements	2.56%
Capital Management Small-Cap Fund Investor Shares, after waivers and/or reimbursements *	2.28%
Wellington Shields All-Cap Fund Class A Shares, gross of fee waivers and/or expense reimbursements	2.34%
Wellington Shields All-Cap Fund Class A Shares, after waivers and/or reimbursements *	1.52%

* Capital Management Associates, Inc. has entered into a contractual agreement with the Mid-Cap and Small-Cap Funds under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments, if any, under a Rule 12b-1 Plan, and Acquired Fund Fees and Expenses) to not more than 1.50%. Wellington Shields Capital Management, LLC has entered into a contractual agreement with the Wellington Shields All-Cap Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments, if any, under a Rule 12b-1 Plan, and Acquired Fund Fees and Expenses) to not more than 1.15%. The contractual agreements cannot be terminated prior to April 1, 2018 for the Mid-Cap and Small-Cap Funds and March 31, 2018 for the All-Cap Fund without the Trust’s Board of Trustees’ approval. Total Gross Operating Expenses during the year ended November 30, 2017 were 1.61%, 2.36%, 1.73%, 2.48% and 2.30% for the Mid-Cap Fund Institutional Shares, Mid-Cap Fund Investor Shares, Small-Cap Fund Institutional Shares, Small-Cap Fund Investor Shares and Wellington Shields All-Cap Fund Class A Shares, respectively. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Notes 3 & 4) sections of this report for expense related disclosure during the year ended November 30, 2017.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-888-626-3863. Please read it carefully before you invest or send money.

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2017

	Shares	Value

Common Stocks - 96.93%

Aerospace & Defense - 3.29%
Harris Corp.	5,000	$722,500

Banks - 8.67%
East West Bancorp, Inc.	9,000	553,860
First Republic Bank	7,000	668,780
* SVB Financial Group	3,000	682,920
		1,905,560
Beverages - 2.28%
Constellation Brands, Inc. - Class A	2,300	500,457

Chemicals - 5.00%
Albemarle Corp.	5,000	671,600
Olin Corp.	12,000	427,680
		1,099,280
Commercial Services - 9.44%
Cintas Corp.	5,500	865,920
* CoStar Group, Inc.	2,100	640,437
* Quanta Services, Inc.	15,000	568,500
		2,074,857
Computers - 1.85%
* NCR Corp.	13,000	406,770

Distribution & Wholesale - 2.33%
* LKQ Corp.	13,000	512,460

Diversified Financial Services - 7.13%
Air Lease Corp.	12,750	552,075
BGC Partners, Inc. - Class A	38,000	620,540
FNF Group	9,750	394,485
		1,567,100
Engineering & Construction - 2.93%
* Dycom Industries, Inc.	6,000	644,220

Hand & Machine Tools - 4.25%
Stanley Black & Decker, Inc.	5,500	932,965

Healthcare - Products - 2.74%
Dentsply Sirona, Inc.	9,000	603,090

See Notes to Financial Statements.

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS (continued)

As of November 30, 2017

	Shares	Value

Common Stocks - 96.93% (continued)

Healthcare - Services - 2.69%
Quest Diagnostics, Inc.	6,000	$590,760

Home Builders - 3.49%
Thor Industries, Inc.	5,000	767,750

Housewares - 2.82%
Newell Brands, Inc.	20,000	619,400

Insurance - 2.52%
Radian Group, Inc.	27,000	553,230

Iron & Steel - 2.37%
Steel Dynamics, Inc.	13,500	519,750

Machinery - Diversified - 3.51%
* Zebra Technologies Corp.	7,000	772,240

Mining - 1.90%
Wheaton Precious Metals Corp.	20,000	417,600

Oil & Gas - 5.50%
Crescent Point Energy Corp.	62,000	451,980
HollyFrontier Corp.	17,000	756,160
		1,208,140
Private Equity - 2.71%
Apollo Global Management LLC	19,000	594,890

REITs - 2.27%
W.P. Carey, Inc.	7,000	498,260

Retail- 2.12%
Domino's Pizza Inc.	2,500	465,400

Semiconductors - 2.77%
Microchip Technology, Inc.	7,000	608,930

Software - 3.66%
* Black Knight Inc.	2,989	134,206
* Take-Two Interactive Software Inc.	6,000	669,300
		803,506
Telecommunications - 1.88%
* Ciena Corp.	19,000	413,250

See Notes to Financial Statements.

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS (continued)

As of November 30, 2017

	Shares	Value

Common Stocks - 96.93% (continued)

Transportation - 6.81%
Golar LNG Ltd.	19,000	$469,490
* XPO Logistics, Inc.	13,000	1,027,390
		1,496,880

Total Common Stocks (Cost $14,279,266)		21,299,245
Investment Companies - 2.98%
** First American Treasury Obligations Fund - Class Z, 1.00%	654,465	654,465

Total Investment Companies (Cost $654,465)		654,465

Total Investments (Cost $14,933,731) - 99.91%		$21,953,710
Other Assets in Excess of Liabilities, net - 0.09%		20,003
Net Assets - 100.00%		$21,973,713

*	Non-income producing investment.
**	Rate shown represents the rate at November 30, 2017 which is subject to change and resets daily.

The following abbreviation is used in this portfolio:

LLC - Limited Liability Company

REIT - Real Estate Investment Trust

See Notes to Financial Statements.

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS (continued)

As of November 30, 2017

	% of Net
Industry	Assets	Value

Aerospace & Defense	3.29%	$722,500
Banks	8.67%	1,905,560
Beverages	2.28%	500,457
Chemicals	5.00%	1,099,280
Commercial Services	9.44%	2,074,857
Computers	1.85%	406,770
Distribution & Wholesale	2.33%	512,460
Diversified Financial Services	7.13%	1,567,100
Engineering & Construction	2.93%	644,220
Hand & Machine Tools	4.25%	932,965
Healthcare - Products	2.74%	603,090
Healthcare - Services	2.69%	590,760
Home Builders	3.49%	767,750
Housewares	2.82%	619,400
Insurance	2.52%	553,230
Investment Companies	2.98%	654,465
Iron & Steel	2.37%	519,750
Machinery - Diversified	3.51%	772,240
Mining	1.90%	417,600
Oil & Gas	5.50%	1,208,140
Private Equity	2.71%	594,890
REITs	2.27%	498,260
Retail	2.12%	465,400
Semiconductors	2.77%	608,930
Software	3.66%	803,506
Telecommunications	1.88%	413,250
Transportation	6.81%	1,496,880
Total	99.91%	$21,953,710

See Notes to Financial Statements.

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2017

	Shares	Value

Common Stocks - 99.41%

Banks - 8.24%
Bryn Mawr Bank Corp.	10,000	$441,500
First Financial Bancorp	15,000	425,250
Preferred Bank/Los Angeles CA	6,000	375,570
		1,242,320
Chemicals - 5.56%
Orion Engineered Carbons SA	19,000	464,550
Stepan Co.	4,500	373,995
		838,545
Commercial Services - 10.10%
AMN Healthcare Services Inc.	9,500	476,900
Deluxe Corp.	10,000	711,000
McGrath RentCorp	7,000	334,600
		1,522,500
Computers - 3.74%
* Lumentum Holdings Inc.	4,500	243,225
* VeriFone Systems Inc.	18,500	320,790
		564,015
Distribution & Wholesale - 5.47%
H&E Equipment Services Inc.	13,000	483,470
* ScanSource, Inc.	9,500	342,000
		825,470
Diversified Financial Services - 2.04%
Financial Engines Inc.	11,000	306,900

Electric - 8.14%
Black Hills Corp.	10,000	585,100
NorthWestern Corp.	10,000	642,600
		1,227,700
Electronics - 4.87%
* Orbotech Ltd.	14,500	734,570

Energy - Alternate Sources - 3.14%
* TPI Composites, Inc.	25,000	473,500

Engineering & Construction - 4.84%
Granite Construction, Inc.	11,000	730,070

Environmental Control - 2.92%
Covanta Holding Corp.	29,000	440,800

Food - 3.85%
B&G Foods, Inc.	15,000	580,500

See Notes to Financial Statements.

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS (continued)

As of November 30, 2017

	Shares	Value

Common Stocks - 99.41% (continued)

Healthcare - Products - 2.92%
* Natus Medical, Inc.	11,000	$440,550

Healthcare - Services - 2.32%
Encompass Health Corp.	7,000	349,650

Home Furnishings - 2.47%
* Universal Electronics, Inc.	7,000	371,700

Housewares - 1.68%
Newell Brands, Inc.	8,189	253,613

Iron & Steel - 3.93%
Carpenter Technology Corp.	12,000	593,160

Machinery - Diversified - 2.45%
* Ichor Holdings Ltd.	13,000	369,330

Miscellaneous Manufacturing - 1.06%
* Fabrinet	5,000	159,550

Oil & Gas - 3.41%
Birchcliff Energy Ltd.	49,000	188,758
* Callon Petroleum Co.	29,500	325,680
		514,438
Retail - 3.84%
* GMS, Inc.	15,500	578,305

Semiconductors - 4.03%
* MaxLinear, Inc. - Class A	23,000	607,430

Telecommunications - 5.52%
* Iridium Communications, Inc.	58,500	722,475
* Oclaro, Inc.	15,500	110,360
		832,835
Transportation - 2.87%
GasLog Ltd.	24,000	432,000

Total Common Stocks (Cost $11,058,268)		14,989,451

Investment Companies - 0.23%
** First American Treasury Obligations Fund - Class Z, 1.00%	34,836	34,836

Total Investment Companies (Cost $34,836)		34,836

See Notes to Financial Statements.

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS (continued)

As of November 30, 2017

Value

Total Investments (Cost $11,093,104) - 99.64%	$15,024,287
Other Assets in Excess of Liabilities, net - 0.36%	54,371
Net Assets - 100.00%	$15,078,658

*	Non-income producing investment.
**	Rate shown represents the rate at November 30, 2017 which is subject to change and resets daily.

See Notes to Financial Statements.

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS (continued)

As of November 30, 2017

	% of Net
Industry	Assets	Value

Banks	8.24%	$1,242,320
Chemicals	5.56%	838,545
Commercial Services	10.10%	1,522,500
Computers	3.74%	564,015
Distribution & Wholesale	5.47%	825,470
Diversified Financial Services	2.04%	306,900
Electric	8.14%	1,227,700
Electronics	4.87%	734,570
Energy - Alternate Sources	3.14%	473,500
Engineering & Construction	4.84%	730,070
Environmental Control	2.92%	440,800
Food	3.85%	580,500
Healthcare - Products	2.92%	440,550
Healthcare - Services	2.32%	349,650
Home Furnishings	2.47%	371,700
Housewares	1.68%	253,613
Investment Companies	0.23%	34,836
Iron & Steel	3.93%	593,160
Machinery-Diversified	2.45%	369,330
Miscellaneous Manufacturing	1.06%	159,550
Oil & Gas	3.41%	514,438
Retail	3.84%	578,305
Semiconductors	4.03%	607,430
Telecommunications	5.52%	832,835
Transportation	2.87%	432,000
Total	99.64%	$15,024,287

See Notes to Financial Statements.

Wellington Shields All-Cap Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2017

	Shares	Value

Common Stocks - 98.49%

Aerospace & Defense - 4.75%
Raytheon Co.	2,290	$437,734

Airlines - 3.52%
Delta Air Lines Inc.	6,120	323,870

Banks - 9.25%
Citizens Financial Group Inc.	7,150	291,005
First Republic Bank/CA	2,965	283,276
Zions Bancorporation	5,600	277,508
		851,789
Chemicals - 3.70%
DowDuPont Inc.	4,730	340,371

Computers - 3.54%
Accenture PLC - Class A	2,200	325,622

Diversified Financial Services - 8.11%
BlackRock, Inc.	630	315,750
MasterCard, Inc. - Class A	2,865	431,097
		746,847
Engineering & Construction - 4.04%
Granite Construction, Inc.	5,610	372,336

Food - 4.57%
B&G Foods, Inc.	6,375	246,712
Pinnacle Foods, Inc.	3,000	174,690
		421,402
Healthcare - Products - 10.51%
Becton Dickinson and Co.	1,510	344,597
* Edwards Lifesciences Corp.	2,855	334,606
Thermo Fisher Scientific Inc.	1,500	289,140
		968,343
Housewares - 1.24%
Newell Brands, Inc.	3,680	113,970

Internet - 17.92%
* Alibaba Group Holding Ltd. - ADR	740	131,039
* Alphabet, Inc. - Class A	232	240,391
* Alphabet, Inc. - Class C	92	93,970
* Amazon.com, Inc.	275	323,606
* Baidu, Inc. - ADR	490	116,904
CDW Corp/DE	4,800	336,048
* Facebook Inc.	1,500	265,770
Tencent Holdings Ltd.	2,800	142,685
		1,650,413

See Notes to Financial Statements.

Wellington Shields All-Cap Fund

SCHEDULE OF INVESTMENTS (continued)

As of November 30, 2017

	Shares	Value

Common Stocks - 98.49% (continued)

Oil & Gas - 2.83%
Exxon Mobil Corp.	3,130	$260,697

Private Equity - 3.50%
Blackstone Group LP	10,150	321,958

REITs - 3.62%
Crown Castle International Corp.	2,955	333,915

Retail - 3.56%
Best Buy Co Inc.	5,500	327,855

Semiconductors - 6.75%
Applied Materials, Inc.	5,860	309,232
* Microsemi Corp.	5,910	312,344
		621,576
Software - 7.08%
Activision Blizzard, Inc.	2,200	137,280
* Electronic Arts, Inc.	1,100	116,985
Microsoft Corp.	4,730	398,124
		652,389

Total Common Stocks (Cost $7,038,958)		9,071,087

Investment Companies - 3.82%
** First American Treasury Obligations Fund - Class Z, 1.00%	351,810	351,810

Total Investment Companies (Cost $351,810)		351,810

Total Investments (Cost $7,390,768) - 102.31%		$9,422,897
Liabilities in Excess of Other Assets, net - (2.31%)		(212,556)
Net Assets - 100.00%		$9,210,341

*	Non-income producing investment.
**	Rate shown represents the rate at November 30, 2017 which is subject to change and resets daily.

The following abbreviations are used in this portfolio:

ADR - American Depositary Receipt

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

See Notes to Financial Statements.

Wellington Shields All-Cap Fund

SCHEDULE OF INVESTMENTS (continued)

As of November 30, 2017

	% of Net
Industry	Assets	Value
Aerospace & Defense	4.75%	$437,734
Airlines	3.52%	323,870
Banks	9.25%	851,789
Chemicals	3.70%	340,371
Computers	3.54%	325,622
Diversified Financial Services	8.11%	746,847
Engineering & Construction	4.04%	372,336
Food	4.57%	421,402
Healthcare - Products	10.51%	968,343
Housewares	1.24%	113,970
Internet	17.92%	1,650,413
Investment Companies	3.82%	351,810
Oil & Gas	2.83%	260,697
Private Equity	3.50%	321,958
REITs	3.62%	333,915
Retail	3.56%	327,855
Semiconductors	6.75%	621,576
Software	7.08%	652,389
Total	102.31%	$9,422,897

See Notes to Financial Statements.

Capital Management Funds

STATEMENTS OF ASSETS AND LIABILITIES

			Wellington Shields
As of November 30, 2017	Mid-Cap Fund	Small-Cap Fund	All-Cap Fund

Assets:
Investments, at cost	$14,933,731	$11,093,104	$7,390,768
Investments, at value (note 1)	21,953,710	15,024,287	9,422,897
Due from advisor (note 3)	-	-	3,364
Receivables:
Investments sold	-	210,720	-
Fund shares sold	47	101	61,206
Dividends and interest	33,776	21,240	10,773
Prepaid expenses	15,695	8,804	15,464
Total assets	22,003,228	15,265,152	9,513,704

Liabilities:
Payables:
Investments purchased	-	160,846	276,277
Due to advisor (note 3)	10,837	7,653	-
Due to administrator (note 3)	635	537	441
Distribution and Service (12b-1) fees (note 4)	644	91	9,787
Other liabilities and accrued expenses	17,399	17,367	16,858
Total liabilities	29,515	186,494	303,363

Total Net Assets	$21,973,713	$15,078,658	$9,210,341

Net Assets consist of:
Capital (par value and paid in surplus)	$14,781,073	$10,979,225	$7,483,374
Accumulated net investment loss	(76,814)	-	(1,776)
Undistributed (accumulated) net realized gain (loss) on investment transactions and options written	249,475	168,250	(303,386)
Net unrealized appreciation on investments	7,019,979	3,931,183	2,032,129
Total Net Assets	$21,973,713	$15,078,658	$9,210,341

Institutional Shares:
Institutional Shares Outstanding, $0.01 par value (unlimited shares authorized):	906,553	702,906
Net Assets - Institutional Shares	$21,385,109	$14,740,403
Net Asset Value, Maximum Offering and Redemption Price Per Share	$23.59	$20.97

Investor Shares:
Investor Shares Outstanding, $0.01 par value (unlimited shares authorized):	32,579	17,310
Net Assets - Investor Shares	$588,604	$338,255
Net Asset Value and Redemption Price Per Share	$18.07	$19.54
Maximum Offering Price Per Mid-Cap Investor Share (Net Asset Value / 0.97)	$18.63
Maximum Offering Price Per Small-Cap Investor Share (Net Asset Value / 0.97)		$20.14

Class A Shares:
Class A Shares Outstanding, $0.01 par value (unlimited shares authorized):			741,396
Net Assets - Class A Shares			$9,210,341
Net Asset Value, Maximum Offering and Redemption Price Per Share			$12.42

See Notes to Financial Statements.

Capital Management Funds

STATEMENTS OF OPERATIONS

			Wellington Shields
For the year ended November 30, 2017	Mid-Cap Fund	Small-Cap Fund	All-Cap Fund

Investment income:
Dividends	$225,963	$270,586	$142,704
Foreign withholding tax	(1,276)	(950)	-
Interest	4,840	4,825	2,531
Total investment income	229,527	274,461	145,235

Expenses:
Advisory fees (note 3)	202,386	153,841	95,275
Distribution and service (12b-1) fees (note 4)	4,745	2,475	33,346
Administration fees (note 3)	59,297	49,588	32,696
Legal fees	23,253	19,902	19,150
Audit and tax preparation fees	15,500	15,500	15,000
Trustees' fees and meeting expenses	11,001	11,001	11,132
Other operating expenses	8,840	7,430	7,084
Custody fees	6,265	5,948	6,273
Securities pricing fees	4,172	3,797	3,750
Registration and filing fees	1,457	1,189	1,903
Total expenses	336,916	270,671	225,609
Less:
Advisory fees waived (note 3)	(28,504)	(37,434)	(82,636)
Distribution and service (12b-1) fees waived (note 4)	-	(1,369)	-
Net expenses	308,412	231,868	142,973

Net Investment Income (Loss)	(78,885)	42,593	2,262

Realized and unrealized gain on investments and options:
Net realized gain on investments	2,799,302	534,802	236,158
Net realized gain on options written	28,899	-	-
Net change in unrealized appreciation on investments	453,343	306,538	1,064,627
Net realized and unrealized gain on investments and options written	3,281,544	841,340	1,300,785

Net Increase in Net Assets Resulting from Operations	$3,202,659	$883,933	$1,303,047

See Notes to Financial Statements.

Capital Management Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Mid-Cap Fund

	For the	For the
	Year Ended	Year Ended
	November 30, 2017	November 30, 2016

Increase (Decrease) in Net Assets From:
Operations:
Net investment loss	$(78,885)	$(64,958)
Net realized gain on investment transactions and options written	2,828,201	1,889,771
Net change in unrealized appreciation (depreciation) on investments	453,343	(218,428)
Net Increase in Net Assets Resulting from Operations	3,202,659	1,606,385

Distributions to shareholders from:
Net realized gain from investment transactions
Institutional Shares	(2,496,734)	(1,735,201)
Investor Shares	(86,439)	(74,020)
Decrease in Net Assets Resulting from Distributions	(2,583,173)	(1,809,221)

Capital Share Transactions: (note 7)
Institutional Shares
Shares sold	63,968	27,880
Reinvested dividends and distributions	2,430,722	1,685,794
Shares repurchased	(340,245)	(3,097,099)
Investor Shares
Shares sold	7,872	-
Reinvested dividends and distributions	85,730	74,020
Shares repurchased	(161,306)	(60,023)
Increase (Decrease) in Net Assets from Capital Share Transactions	2,086,741	(1,369,428)

Net Increase (Decrease) in Net Assets	2,706,227	(1,572,264)

Net Assets:
Beginning of year	19,267,486	20,839,750
End of year	$21,973,713	$19,267,486

Accumulated Net Investment Loss	$(76,814)	$(74,032)

See Notes to Financial Statements.

	Small-Cap Fund

	For the	For the
	Year Ended	Year Ended
	November 30, 2017	November 30, 2016

Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$42,593	$113,035
Net realized gain on investment transactions	534,802	427,367
Net change in unrealized appreciation (depreciation) on investments	306,538	935,393
Net Increase in Net Assets Resulting from Operations	883,933	1,475,795

Distributions to shareholders from:
Net investment income
Institutional Shares	-	(67,606)
Investor Shares	-	(1,444)
Net realized capital gains
Institutional Shares	(124,585)	(414,302)
Investor Shares	(3,066)	(9,608)
Decrease in Net Assets Resulting from Distributions	(127,651)	(492,960)

Capital Share Transactions: (note 7)
Institutional Shares
Shares sold	34,958	111,075
Reinvested dividends and distributions	124,086	480,037
Shares repurchased	(862,963)	(686,877)
Investor Shares
Shares sold	-	1,000
Reinvested dividends and distributions	3,066	11,052
Shares repurchased	-	(1,577)
Decrease in Net Assets from Capital Share Transactions	(700,853)	(85,290)

Net Increase in Net Assets	55,429	897,545

Net Assets:
Beginning of year	15,023,229	14,125,684
End of year	$15,078,658	$15,023,229

Accumulated Net Investment Loss	$-	$(141,750)

See Notes to Financial Statements.

	Wellington Shields All-Cap Fund

	For the	For the
	Year Ended	Year Ended
	November 30, 2017	November 30, 2016

Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$2,262	$(5,708)
Net realized gain (loss) on investment transactions	236,158	(427,415)
Net change in unrealized appreciation on investments	1,064,627	558,433
Net Increase in Net Assets Resulting from Operations	1,303,047	125,310

Capital Share Transactions: (note 7)
Class A Shares
Shares sold	613,744	1,153,162
Reinvested dividends and distributions	-	-
Shares repurchased	(2,208,986)	(1,277,654)
Decrease in Net Assets from Capital Share Transactions	(1,595,242)	(124,492)

Net Increase (Decrease) in Net Assets	(292,195)	818

Net Assets:
Beginning of year	9,502,536	9,501,718
End of year	$9,210,341	$9,502,536

Accumulated Net Investment Loss	$(1,776)	$(4,038)

See Notes to Financial Statements.

Capital Management Funds

FINANCIAL HIGHLIGHTS

For a share outstanding during each fiscal year ended

	Mid-Cap Fund

	Institutional Shares

	For the Years Ended
	November 30,
	2017		2016		2015		2014		2013

Net Asset Value, Beginning of Year	$22.88		$22.93		$22.40		$22.34		$18.07

Investment Operations:

Net investment income (loss)	(0.09	)(a)	(0.08	)(a)	(0.07	)(a)	(0.04	)(a)	- (b)
Net realized and unrealized gain on
investments	3.91		2.37		1.39		1.99		5.36
Total from investment operations	3.82		2.29		1.32		1.95		5.36

Less Distributions:
From net realized capital gains	(3.11)		(2.34)		(0.76)		(1.89)		(1.09)
From return of capital	-		-		(0.03)		-		-
Total distributions	(3.11)		(2.34)		(0.79)		(1.89)		(1.09)

Net Asset Value, End of Year	$23.59		$22.88		$22.93		$22.40		$22.34

Total Return (c)	16.78%		9.96%		5.91%		8.76%		29.66%

Ratios/Supplemental Data
Net Assets, End of Year (in 000's)	$21,385		$18,616		$20,178		$19,081		$17,629
Ratio of Gross Expenses to Average Net Assets (d)	1.65%		1.64%		1.58%		1.62%		1.75%
Ratio of Net Expenses to Average Net Assets (d)	1.50%		1.50%		1.50%		1.50%		1.50%
Ratio of Net Investment Income (Loss) to
Average Net Assets	(0.37)%		(0.33)%		(0.30)%		(0.18)%		0.01%
Portfolio Turnover Rate	46.82%		38.89%		24.64%		22.46%		24.43%

(a)	Net investment income (loss) per share is based on average shares outstanding for the years ended November 30, 2017, November 30, 2016, November 30, 2015 and November 30, 2014.
(b)	Net investment income resulted in less than $0.01 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(d)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements.

Capital Management Funds

FINANCIAL HIGHLIGHTS

For a share outstanding during each fiscal year ended

	Mid-Cap Fund

	Investor shares

	For the Years Ended
	November 30,
	2017		2016		2015		2014		2013

Net Asset Value, Beginning of Year	$18.29		$18.89		$18.73		$19.06		$15.66

Investment Operations:

Net investment loss	(0.22	)(a)	(0.21	)(a)	(0.21	)(a)	(0.18	)(a)	(0.11)
Net realized and unrealized gain on
investments	3.11		1.95		1.16		1.74		4.60
Total from investment operations	2.89		1.74		0.95		1.56		4.49

Less Distributions:
From net realized capital gains	(3.11)		(2.34)		(0.76)		(1.89)		(1.09)
From return of capital	-		-		(0.03)		-		-
Total distributions	(3.11)		(2.34)		(0.79)		(1.89)		(1.09)

Net Asset Value, End of Year	$18.07		$18.29		$18.89		$18.73		$19.06

Total Return (b)	15.91%		9.18%		5.09%		8.22%		28.66%

Ratios/Supplemental Data
Net Assets, End of Year (in 000's)	$589		$652		$661		$577		$570
Ratio of Gross Expenses to Average Net Assets (c)	2.40%		2.39%		2.33%		2.37%		2.50%
Ratio of Net Expenses to Average Net Assets (c)	2.25%		2.25%		2.25%		2.25%		2.25%
Ratio of Net Investment Loss to
Average Net Assets	(1.12)%		(1.08)%		(1.05)%		(0.93)%		(0.74)%
Portfolio Turnover Rate	46.82%		38.89%		24.64%		22.46%		24.43%

(a)	Net investment loss per share is based on average shares outstanding for the years ended November 30, 2017, November 30, 2016, November 30, 2015 and November 30, 2014.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not include the impact of sales charges.
(c)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements.

Capital Management Funds

FINANCIAL HIGHLIGHTS

For a share outstanding during each fiscal year ended

	Small-Cap Fund

	Investor shares

	For the Years Ended
	November 30,
	2017	2016	2015	2014	2013

Net Asset Value, Beginning of Year	$19.92	$18.52	$21.50	$23.61	$17.76

Investment Operations:

Net investment income (loss) (a)	0.06	0.16	0.20	(0.04)	0.05
Net realized and unrealized gain (loss) on
investments	1.17	1.91	(2.72)	(0.25)	6.72
Total from investment operations	1.23	2.07	(2.52)	(0.29)	6.77

Less Distributions:
From net investment income	-	(0.09)	(0.20)	-	(0.05)
In excess of net investment income	-	-	-	(0.02)	(0.04)
From net realized capital gains	(0.18)	(0.58)	(0.26)	(1.80)	(0.83)
Total distributions	(0.18)	(0.67)	(0.46)	(1.82)	(0.92)

Net Asset Value, End of Year	$20.97	$19.92	$18.52	$21.50	$23.61

Total Return (b)	6.17%	11.23%	(11.72)%	(1.23)%	38.08%

Ratios/Supplemental Data
Net Assets, End of Year (in 000's)	$14,740	$14,704	$13,837	$15,780	$16,099
Ratio of Gross Expenses to Average Net Assets (c)	1.75%	1.78%	1.70%	1.68%	1.85%
Ratio of Net Expenses to Average Net Assets (c)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Income (Loss) to
Average Net Assets	0.28%	0.83%	0.98%	(0.17)%	0.23%
Portfolio Turnover Rate	41.35%	47.39%	30.91%	28.78%	28.46%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(c)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements.

Capital Management Funds

FINANCIAL HIGHLIGHTS

For a share outstanding during each fiscal year ended

	Small-Cap Fund

	Investor shares

	For the Years Ended
	November 30,
	2017	2016	2015	2014	2013

Net Asset Value, Beginning of Year	$18.64	$17.42	$20.24	$22.40	$16.90

Investment Operations:

Net investment income (loss) (a)	(0.01)	0.09	0.12	(0.11)	(0.02)
Net realized and unrealized gain (loss) on
investments	1.09	1.80	(2.54)	(0.25)	6.38
Total from investment operations	1.08	1.89	(2.42)	(0.36)	6.36

Less Distributions:
From net investment income	-	(0.09)	(0.14)	-	-
In excess of net investment income	-	-	-	-	(0.03)
From net realized capital gains	(0.18)	(0.58)	(0.26)	(1.80)	(0.83)
Total distributions	(0.18)	(0.67)	(0.40)	(1.80)	(0.86)

Net Asset Value, End of Year	$19.54	$18.64	$17.42	$20.24	$22.40

Total Return (b)	5.79%	10.87%	(11.98)%	(1.59)%	37.63%

Ratios/Supplemental Data
Net Assets, End of Year (in 000's)	$338	$320	$289	$324	$312
Ratio of Gross Expenses to Average Net Assets (c)	2.50%	2.53%	2.45%	2.43%	2.60%
Ratio of Net Expenses to Average Net Assets (c)	1.83%	1.84%	1.83%	1.83%	1.83%
Ratio of Net Investment Income (Loss) to
Average Net Assets	(0.05)%	0.49%	0.65%	(0.50)%	(0.10)%
Portfolio Turnover Rate	41.35%	47.39%	30.91%	28.78%	28.46%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not include the impact of sales charges.
(c)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements.

Capital Management Funds

FINANCIAL HIGHLIGHTS

For a share outstanding during the year/period ended

	Wellington Shields All-Cap Fund

	Class A Shares

	For the	For the	For the
	Year Ended	Year Ended	Period Ended
	November 30, 2017	November 30, 2016	November 30, 2015	(a)

Net Asset Value, Beginning of Year/Period	$10.81	$10.69	$10.00

Investment Operations:

Net investment income (loss) (b)	- (g)	(0.01)	(0.05)
Net realized and unrealized gain on
investments	1.61	0.13	0.79
Total from investment operations	1.61	0.12	0.74

Less Distributions:
From net realized capital gains	-	-	(0.05)
Total distributions	-	-	(0.05)

Net Asset Value, End of Year/Period	$12.42	$10.81	$10.69

Total Return (c)	14.89%	1.12%	7.40	%(e)

Ratios/Supplemental Data
Net Assets, End of Year/Period (in 000's)	$9,210	$9,503	$9,502
Ratio of Gross Expenses to Average Net Assets (d)	2.37%	2.32%	2.55	%(f)
Ratio of Net Expenses to Average Net Assets (d)	1.50%	1.50%	1.50	%(f)
Ratio of Net Investment Income (Loss) to
Average Net Assets	0.02%	(0.06)%	(0.48	)%(f)
Portfolio Turnover Rate	61.01%	68.71%	76.31	%(e)

(a)	The Wellington Shields All-Cap Fund commenced operations on December 2, 2014.
(b)	Net investment income (loss) per share is based on average shares outstanding.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(d)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(e)	Not annualized.
(f)	Annualized.
(g)	Net investment income per share resulted in less than $0.01 per share.

See Notes to Financial Statements.

Capital Management Funds

Notes to Financial Statements	November 30, 2017

1.	Organization and Significant Accounting Policies

The Capital Management Mid-Cap Fund, Capital Management Small-Cap Fund and the Wellington Shields All-Cap Fund (collectively the “Funds” and individually the “Mid-Cap Fund”, “Small-Cap Fund” and “All-Cap Fund”) are series funds. The Funds are part of the Capital Management Investment Trust (the “Trust”), which was organized on October 14, 1994 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company. The Funds are each classified as a “diversified” company as defined in the 1940 Act.

The Mid-Cap Fund commenced operations on January 27, 1995. The investment objective of the Fund is to seek long-term capital appreciation.

The Small-Cap Fund commenced operations on January 12, 1999. The investment objective of the Fund is to seek long-term capital appreciation, while current income is a secondary consideration in selecting portfolio investments.

The All-Cap Fund commenced operations on December 2, 2014. The investment objective of the Fund is to seek capital appreciation.

The Mid-Cap Fund and Small-Cap Fund offer two classes of shares (Institutional Shares and Investor Shares). Each class of shares has equal rights as to assets of the respective Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees (the “Trustees”) determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The All-Cap Fund offers one class of shares (Class A Shares).

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) in the investment company industry. The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Investment Valuation

The Funds’ investments in securities are carried at fair value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Investment companies are valued at net asset value. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Capital Management Funds

Notes to Financial Statements	November 30, 2017

1.	Organization and Significant Accounting Policies (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for identical securities in inactive markets, prices for similar securities, interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables summarize the inputs used to value the Funds’ assets and liabilities measured at fair value as of November 30, 2017:

Mid-Cap Fund Assets: Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$21,299,245	$-	$21,299,245
Investment Companies	-	654,465	654,465
Total Assets	$21,299,245	$654,465	$21,953,710

Small-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$14,989,451	$-	$14,989,451
Investment Companies	-	34,836	34,836
Totals	$14,989,451	$34,836	$15,024,287

All-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$9,071,087	$-	$9,071,087
Investment Companies	-	351,810	351,810
Totals	$9,071,087	$351,810	$9,422,897
(a)	As of and during the year ended November 30, 2017, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.
(b)	All common stock held in the Funds are Level 1 securities. For a detailed break-out of common stock by major industry classification, please refer to the Schedule of Investments.

Capital Management Funds

Notes to Financial Statements	November 30, 2017

1.	Organization and Significant Accounting Policies (Continued)

There were no transfers between Levels during the year ended November 30, 2017. It is the Funds’ policy to recognize transfers at the end of the reporting period.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Written Options

The Mid-Cap Fund and Small Cap Fund may write covered call options on equity securities or futures contracts that the Funds are eligible to purchase to earn premium income, to assure a definite price for a security it has considered selling, or to close out options previously purchased. The Funds may write covered call options if, immediately thereafter, not more than 30% of its net assets would be committed to such transactions. A call option gives the holder (buyer) the right to purchase a security or futures contract at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option is “covered” if a Fund owns the underlying security subject to the call option at all times during the option period. When a Fund writes a covered call option, it maintains in a segregated account with its custodian or as otherwise required by the rules of the exchange for the underlying security, cash or liquid portfolio securities in an amount not less than the exercise price at all times while the option is outstanding.

The writing of covered call options is considered to be a conservative investment technique. The Funds will receive a premium from writing a call option, which increases the Funds’ return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option and the remaining term of the option. However, there is no assurance that a closing transaction can be effected at a favorable price. During the option period, the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline.

Expenses

Each Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods approved annually by the Trustees.

Dividend Distributions

The Funds may declare and distribute dividends from net investment income (if any) quarterly. Distributions from capital gains (if any) are generally declared and distributed annually. The Funds may also make a supplemental distribution subsequent to the end of its fiscal year. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported year. Actual results could differ from those estimates.

Federal Income Taxes

The Funds are considered personal holding companies as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Funds’ shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Funds are subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. Generally, provisions for income taxes are not included in the financial statements as the Funds intend to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

Capital Management Funds

Notes to Financial Statements	November 30, 2017

1.	Organization and Significant Accounting Policies (Continued)

As of and during the year ended November 30, 2017, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of November 30, 2017, the Funds did not incur any interest or penalties. As required, management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (tax years ended November 30, 2014, November 30, 2015, November 30, 2016) and expected to be taken during the year ended November 30, 2017 and has concluded that no provision for income tax is required in these financial statements.

2.	Derivatives Transactions

Realized and unrealized gains and losses on derivatives contracts entered into by the Mid-Cap Fund during the year ended November 30, 2017, are recorded in the following locations in the Statement of Operations:

Net realized gain on:	Location	Equity Contracts	Total
Call options written	Net realized gain on options written	$28,899	$28,899
		$28,899	$28,899

The Small-Cap Fund and All-Cap Fund did not invest in any derivatives during the year ended November 30, 2017.

There were no derivatives outstanding at November 30, 2017. The total notional amount of call options written by the Mid-Cap Fund during the year ended November 30, 2017 was $3,379,500.

3.	Advisory Fees and Other Transactions with Affiliates

Advisors

The Mid-Cap Fund and Small-Cap Fund pay a monthly advisory fee to Capital Management Associates, Inc. (“CMA”) based upon the average daily net assets of each Fund and calculated at the annual rates as shown in Table 1 provided below. The All-Cap Fund pays a monthly advisory fee to Wellington Shields Capital Management, LLC. (“WSCM”) based upon the average daily net assets of the All-Cap Fund and calculated at the annual rates as shown in Table 1 provided below. CMA and WSCM have entered into contractual agreements (“Expense Limitation Agreements”) with the Funds under which they have agreed to waive or reduce their fees and to assume other expenses of the Funds, if necessary, in amounts that limit the Funds’ total operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments, if any, under a Rule 12b-1 Plan, and Acquired Fund Fees and Expenses) to not more than a specified percentage of the average daily net assets of the Funds. The contractual agreements cannot be terminated prior to April 1, 2018 for the Mid-Cap and Small-Cap Funds and March 31, 2018 for the All-Cap Fund without the Trust’s Board of Trustees’ approval. There can be no assurance that the Expense Limitation Agreements will continue in the future. Subject to approval by the Board of Trustees, CMA and WSCM may be able to recoup fees waived and expenses assumed within a three year period from reimbursement, provided the Funds have reached a sufficient asset size to permit such reimbursements to be made without causing the total annual expense ratios of the Funds to exceed the percentage limits. In addition, the total assets of the Mid-Cap Fund and the Small-Cap Fund must exceed $10 million in order to permit any recoupments be paid to CMA. A breakout of the recoupable fees for the previous three years are listed below in Table 2. CMA and WSCM may recapture the amounts no later than November 30 of the corresponding year listed below. The expense limitation percentages including 12b-1 fees, as well as the Advisory fees waived for the year ended November 30, 2017, are included in Table 3 and Table 4, respectively.

Capital Management Funds

Notes to Financial Statements	November 30, 2017

3.	Advisory Fees and Other Transactions with Affiliates (Continued)

Table 1
Advisory Fees	Rates
Average Net Assets	Mid-Cap Fund	Small-Cap Fund	All-Cap Fund
First $100 million	1.00%	1.00%	1.00%
Next $150 million	0.90%	0.90%	0.90%
Next $250 million	0.85%	0.85%	0.85%
Over $500 million	0.80%	0.80%	0.80%

Table 2
Fund	2020	2019	2018
Mid-Cap Fund	$28,504	$25,601	$16,330
Small-Cap Fund	37,434	38,487	30,477
All-Cap Fund	82,636	76,719	78,237

Table 3
Expense Limitation Ratios	Mid-Cap Fund	Small-Cap Fund	All-Cap Fund
Institutional Class	1.50%	1.50%	N/A
Investor Class	2.25%	2.25%	N/A
Class A	N/A	N/A	1.50%

Table 4
Advisory Fees Waived
Mid-Cap Fund	$28,504
Small-Cap Fund	37,434
All-Cap Fund	82,636

Administrator

M3Sixty Administration, LLC (“M3Sixty” or the “Administrator”) serves as the Administrator, Fund Accountant and Transfer Agent for the Trust pursuant to a written agreement with the Trust. M3Sixty provides day-to-day operational services to the Funds including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services. For M3Sixty’s services to the Funds, the Mid-Cap and Small-Cap Funds pay M3Sixty a base fee of $15,000 annually, an annualized asset-based fee of 0.20% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. The All-Cap Fund pays M3Sixty a base fee of $10,000 annually, an annualized asset-based fee of 0.20% of average daily net assets up to $500 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the year ended November 30, 2017, M3Sixty earned $59,297, $49,588 and $32,696 for the Mid-Cap Fund, Small-Cap Fund and All-Cap Fund, respectively, including out of pocket expenses. These amounts are included in Administration fees on the Statements of Operations.

Distributor

Wellington Shields & Co., LLC (the “Distributor”) is the Funds’ principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. During the year ended November 30, 2017, there were $244 of sales charges paid to the Distributor for the Mid-Cap Fund. During the year ended November 30, 2017, there were no sales charges paid for the Small-Cap Fund. The Distributor is also the introducing broker-dealer and is used by the Funds for their investment transactions. During the year ended November 30, 2017, there were commissions on investment transactions paid to the Distributor of $22,151, $26,567 and $10,072 for the Mid-Cap Fund, Small-Cap Fund and All-Cap Fund, respectively.

Certain Trustees and officers of the Trust are also officers of the Advisors, the Administrator or the Distributor.

Capital Management Funds

Notes to Financial Statements	November 30, 2017

4.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act, adopted a distribution plan with respect to the Investor Shares pursuant to Rule 12b-1 of the 1940 Act (the “Plan”). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plan provides that the Mid-Cap and Small-Cap Funds may incur certain costs, which may not exceed 0.75% per annum of the average daily net assets of Investor Shares for each period elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Investor Shares of the Funds or support servicing of shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Mid-Cap and Small-Cap Funds’ Investor Shares’ average daily net assets. The All-Cap Fund Class A Shares may expend up to 0.35% of the Fund’s average daily net assets annually to finance any activity primarily intended to result in the sale of fund shares. The Mid-Cap and Small-Cap Funds incurred $4,745 and $2,475, respectively, in distribution and service fees under the Plan with respect to Investor Shares for the year ended November 30, 2017. The Distributor has voluntarily waived $1,369 of these fees for the Small-Cap Fund for the year ended November 30, 2017. The All-Cap Fund incurred $33,346 in distribution and service fees under the Plan with respect to Class A Shares for the year ended November 30, 2017.

5.	Purchases and Sales of Investment Securities

For the year ended November 30, 2017, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Mid-Cap Fund	$9,142,430	$9,756,456
Small-Cap Fund	6,328,990	6,069,810
All-Cap Fund	5,526,222	6,336,330

There were no purchases or sales of long-term U.S. Government Obligations during the year ended November 30, 2017.

6.	Federal Income Tax

The information shown in the tables below represent: (1) tax components of capital as of November 30, 2017, (2) unrealized appreciation or depreciation of investments for federal income tax purposes, as of November 30, 2017, (3) post-October and post-December loss deferrals as of November 30, 2017 (4) tax reclassifications of permanent book/tax differences and (5) distributions the Funds paid under federal income tax regulations.

Table 1	Undistributed		Capital Loss Carryforwards (Non-expiring)*	Deferred		Net Tax Appreciation (Depreciation)
	Long-Term Gains	Ordinary Income		Post-October Losses	Post-December Losses		Distributable Earnings, Net
Mid-Cap Fund	$100,239	$149,236	$-	$-	$(76,814)	$7,019,979	$7,192,640
Small-Cap Fund	168,250	-	-	-	-	3,931,183	4,099,433
All-Cap Fund	-	-	(303,255)	-	(1,776)	2,031,998	1,726,967

*	The capital loss carryforwards for the All-Cap Fund consist of $300,786 short-term non-expiring and $2,469 long-term non-expiring capital loss carryforwards.

The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

Capital Management Funds

Notes to Financial Statements	November 30, 2017

6.	Federal Income Tax (Continued)

The aggregate cost of investments and the composition of gross unrealized appreciation and gross unrealized depreciation of investment securities for federal income tax purposes as of November 30, 2017 are noted below.

Table 2		Aggregate Gross Unrealized
	Federal Tax Cost	Appreciation	Depreciation	Net Unrealized Appreciation
Mid-Cap Fund	$14,933,731	$7,268,332	$(248,353)	$7,019,979
Small-Cap Fund	11,093,104	4,466,034	(534,851)	3,931,183
All-Cap Fund	7,390,899	2,114,959	(82,961)	2,031,998

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Funds carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year and are reflected in the chart below.

Table 3	Post-October Losses		Post-December Losses
	Deferred	Utilized	Deferred	Utilized
Mid-Cap Fund	$-	$-	$76,814	$74,032
Small-Cap Fund	-	233,758	-	141,750
All-Cap Fund	-	302,697	1,776	4,038

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, deferral of post-October losses, deferral of post-December losses, foreign currency transactions, flow through income and deferred passive losses from limited partnerships and net investment losses. Permanent differences such as tax returns of capital, capital gains retained and net investment losses, if any, would be reclassified against capital. For the fiscal year ended November 30, 2017, the Funds reclassified the following on the Statements of Assets and Liabilities.

Table 4
	Net Investment Loss	Net Realized Loss	Capital
Mid-Cap Fund	$76,103	$(76,103)	$-
Small-Cap Fund	99,157	(5,143)	(94,014)
All-Cap Fund	-	-	-

The Funds paid the following distributions during the year ended November 30, 2017 and the year ended November 30, 2016.

Table 5	For the Year Ended November 30, 2017 Distributions from			For the Fiscal Year Ended November 30, 2016 Distributions from
	Long-Term Capital Gain	Ordinary Income	Return of Capital	Long-Term Capital Gain	Ordinary Income	Return of Capital
Mid-Cap Fund	$2,583,173	$-	$-	$1,809,221	$-	$-
Small-Cap Fund	127,651	-	-	423,910	69,050	-
All-Cap Fund	-	-	-	-	-	-

Capital Management Funds

Notes to Financial Statements	November 30, 2017

7.	Capital Share Transactions

	Mid-Cap Fund
	Institutional Shares		Investor Shares
	For the Fiscal Year Ended November 30, 2017	For the Fiscal Year Ended November 30, 2016	For the Fiscal Year Ended November 30, 2017	For the Fiscal Year Ended November 30, 2016
Transactions in Capital Shares
Shares sold	2,664	1,303	397	-
Reinvested distributions	103,744	73,541	4,776	4,038
Shares repurchased	(13,505)	(141,320)	(8,238)	(3,404)
Net Increase (Decrease) in Capital Shares	92,903	(66,476)	(3,065)	634
Shares Outstanding, Beginning of Year	813,650	880,126	35,644	35,010
Shares Outstanding, End of Year	906,553	813,650	32,579	35,644

	Small-Cap Fund
	Institutional Shares		Investor Shares
	For the Fiscal Year Ended November 30, 2017	For the Fiscal Year Ended November 30, 2016	For the Fiscal Year Ended November 30, 2017	For the Fiscal Year Ended November 30, 2016
Transactions in Capital Shares
Shares sold	1,653	6,145	-	58
Reinvested distributions	5,937	24,354	157	598
Shares repurchased	(42,740)	(39,566)	-	(94)
Net Increase (Decrease) in Capital Shares	(35,150)	(9,067)	157	562
Shares Outstanding, Beginning of Year	738,056	747,123	17,153	16,591
Shares Outstanding, End of Year	702,906	738,056	17,310	17,153

	All-Cap Fund
	Class A Shares
	For the Fiscal Year Ended November 30, 2017	For the Fiscal Year Ended November 30, 2016
Transactions in Capital Shares
Shares sold	54,790	113,356
Reinvested distributions	-	-
Shares repurchased	(192,311)	(123,539)
Net Decrease in Capital Shares	(137,521)	(10,183)
Shares Outstanding, Beginning of Year	878,917	889,100
Shares Outstanding, End of Year	741,396	878,917

8.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust entered into contracts with its vendors, on behalf of the Funds, and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expect that risk of loss to be remote.

Capital Management Funds

Notes to Financial Statements	November 30, 2017

9.	Subsequent Events

On October 26, 2017, the Board of Trustees of Capital Management Investment Trust (the “Trust”) unanimously approved revisions to the fundamental investment restrictions of the Capital Management Mid-Cap Fund and the Capital Management Small-Cap Fund. Shareholders of each Fund are being asked to approve these changes at a meeting of shareholders to be held on or about February 28, 2018. If any or all the revisions are approved by the respective Fund shareholders, the Funds will begin being managed in accordance with the revised fundamental investment restrictions immediately following the shareholder meetings.

Also on October 26, 2017, the Board of Trustees of the Trust unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Wellington Shields All-Cap Fund would reorganize into the Capital Management Mid-Cap Fund. If shareholders of the Wellington Shields All-Cap Fund approve the reorganization proposal, Wellington Shields All-Cap Fund will transfer all of its known assets and known liabilities to Capital Management Mid-Cap Fund in exchange for Institutional Class shares of Capital Management Mid-Cap Fund. The Agreement requires approval by the shareholders of the Wellington Shields All-Cap Fund and will be submitted for their consideration at a meeting to be held on or about March 30, 2018.

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Capital Management Investment Trust

and the Shareholders of Capital Management Mid-Cap Fund, Capital Management Small-Cap Fund, and Wellington Shields All-Cap Fund

We have audited the accompanying statements of assets and liabilities of Capital Management Mid-Cap Fund, Capital Management Small-Cap Fund, and Wellington Shields All-Cap Fund, each a series of shares of beneficial interest in Capital Management Investment Trust (the “Funds”), including the schedules of investments, as of November 30, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years and periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2017 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Capital Management Mid-Cap Fund, Capital Management Small-Cap Fund, and Wellington Shields All-Cap Fund as of November 30, 2017, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the years and periods presented, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

January 29, 2018

Capital Management Funds

Additional Information (Unaudited)

1.	Additional Information about Trustees and Officers

The Trustees are responsible for the management and supervision of each Fund. The Trustees set broad policies for each Fund and choose each Fund’s officers. The Trustees also approve all significant agreements between the Trust, on behalf of each Fund, and those companies that furnish services to each Fund; review performance of the Advisor and each Fund; and oversee activities of each Fund. Generally, each Trustee and officer serves an indefinite term or until certain circumstances occur such as their resignation, death, or otherwise as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The following chart shows information for each Trustee, including the Trustees who are not “interested persons” as defined in the 1940 Act (“Independent Trustees”) and the Trustees who are “interested persons” as defined in the 1940 Act (“Interested Trustees”), as well as each officer of the Trust. The address of each Trustee and officer, unless otherwise indicated, is 140 Broadway, 44th Floor, New York, New York 10005.

Remuneration Paid to Trustees and Officers—Officers of the Trust and Trustees who are “interested persons” of the Trust or the Advisor will receive no salary or fees from the Trust. Each Trustee who is not an “interested person” receives a fee of $2,000 each year plus $500 per Fund per meeting attended in person and $300 per Fund per meeting attended by telephone. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings. The Statement of Additional Information for each Fund includes additional information about the Trustees and Officers and is available, without charge, upon request by calling the Funds toll-free at 1-888-626-3863.

Name of Trustee*	Aggregate Compensation per Fund From Mid-Cap, Small-Cap and All-Cap Funds**	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Funds and Trust Paid to Trustees*
Independent Trustees
Lucius E. Burch, III	$ 3,200	None	None	$ 9,600
Paul J. Camilleri	$ 4,000	None	None	$ 12,000
Anthony J. Walton	$ 3,800	None	None	$ 11,400
Interested Trustees
David V. Shields	None	None	None	None
Joseph V. Shields, Jr.	None	None	None	None

*	Each of the Trustees serves as a Trustee to the three Funds of the Trust.
**	Figures are for the year ended November 30, 2017.

Name, Year of Birth and Address	Position(s) held with Fund/Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Lucius E. Burch, III Year of Birth: 1941	Trustee	Since 12/94	Chairman and Chief Executive Officer (since 1982) of Burch Investment Group, formerly Massey Burch Investment Group, Inc. (venture capital firm).	3	None
Paul J. Camilleri Year of Birth: 1947	Trustee	Since 2/07	Arbitrator for the Financial Industry Regulatory Authority, Inc. (since 2001).	3	None
Anthony J. Walton Year of Birth: 1942	Trustee	Since 12/94	Vice Chairman-Americas (Since 2005) of Standard Chartered Bank (commercial bank); Chief Executive Officer (Since 1995) of Armstrong Holdings Corporation (private investment and corporate finance advisory firm).	3	None

Capital Management Funds

Additional Information (Unaudited)

Name, Year of Birth and Address	Position(s) held with Fund/Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees*
David V. Shields** Year of Birth: 1939	Trustee	Since 12/94	Director (since 1982) of Capital Management Associates, Inc. (registered investment advisor to Mid-Cap Fund and Small-Cap Fund); Vice-Chairman and Managing Member (since December 2009) of Wellington Shields & Co., LLC (broker/dealer and distributor to each Fund); Managing Member (since December 2009) of Wellington Shields Capital Management, LLC (registered investment advisor to All-Cap Fund).	3	None
Joseph V. Shields, Jr.** Year of Birth: 1938	Chairman and Trustee	Since 12/94	Chairman and Chief Executive Officer (since 1982) of Capital Management Associates, Inc.; Chairman and Managing Member (since December 2009) of Wellington Shields & Co., LLC; Chairman (since December 2009) of Wellington Shields Capital Management, LLC.	3	Director (since 1989) of Flowers Foods, Inc. (listed NYSE, food company); Formerly, Chairman of Board of Trustees –BBH Trust for the 4 series of the trust (registered investment companies) (from 1990-2014).

* Basis of Interestedness: David V. Shields and Joseph V. Shields, Jr. are Interested Trustees because they are officers and principal owners of Capital Management Associates, Inc., the Mid-Cap and Small-Cap Funds’ investment advisor5, and Wellington Shields & Company LLC, the Funds’ distributor, and Wellington Shields Capital Management, LLC, the All-Cap Fund’s investment advisor.

** David V. Shields and Joseph V. Shields, Jr. are brothers.

Officers
W. Jameson McFadden Year of Birth: 1981	President, Principal Executive Officer, Principal Financial Officer and Secretary	Since 1/16	President and Chief Executive Officer, Capital Management Associates, Inc. (2014 to present); Secretary, Wellington Shields Capital Management, LLC (2009 to present); Secretary and Treasurer (2010 to 2014) and Analyst (2006-2010), Capital Management Associates, Inc.	n/a	n/a
Stephen Portas Year of Birth: 1969	Chief Compliance Officer	Since 3/14	Chief Compliance Officer (since 2013) and Vice President (since 2011) of CMA; Chief Compliance Officer (2000 to 2011) of Midwood Securities (broker-dealer)	n/a	n/a

Capital Management Funds

Additional Information (Unaudited)

Name, Year of Birth and Address	Position(s) held with Fund/Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Officers
Justin Thompson M3Sixty Administration, LLC 4300 Shawnee Mission Parkway, Suite 100 Fairway, KS 66205 Year of Birth: 1983	Treasurer and Assistant Secretary	Since 9/17

Director of Fund Accounting & Administration, M3Sixty Administration, LLC (September 2017–present); Fund Accountant, M3Sixty Administration, LLC (June 2016–September 2017); Core Accounting Officer, State Street

Bank (2014–June 2016); Client Operations and Core Accounting Manager. State Street Bank (2012–2014).

				n/a	n/a
Larry E. Beaver, Jr. M3Sixty Administration, LLC 4300 Shawnee Mission Parkway, Suite 100 Fairway, KS 66205 Year of Birth: 1969	Assistant Treasurer	Since 7/17

Fund Accounting, Administration and Tax Officer, M3Sixty Administration, LLC (2017–Present); Director of Fund Accounting & Administration, M3Sixty Administration, LLC (2005-2017); Chief Accounting Officer, Amidex Funds, Inc. (2003–Present); Treasurer and Assistant Secretary, Capital Management Investment

Trust (2008–-2017); Assistant Treasurer, 360 Funds (July 2017–Present); Assistant Treasurer,

M3Sixty Funds Trust (July 2017–Present; Assistant Treasurer, WP Funds Trust (July 2017–Present); Treasurer, 360 Funds (2007–2017); Treasurer, M3Sixty Funds Trust (2015–2017); Treasurer, WP Trust (2015–2017); Treasurer and Chief Financial Officer,Monteagle Funds (2008–2016).

				n/a	n/a

2.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and each Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to each Fund’s Statement of Additional Information, which are available, without charge, upon request, by calling 1-888-626-3863 and on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Funds at the number above and (2) on the SEC’s website at http://www.sec.gov.

3.	Quarterly Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov.The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the Funds’ Forms N-Q are also available, without charge, by calling the Funds at 1-888-626-3863.

Capital Management Funds

Additional Information (Unaudited)

4.	Tax Information

We are required to advise you within 60 days of the Funds’ fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year. The following information is provided for the Funds’ fiscal year ended November 30, 2017.

	Long-Term Capital Gain	Ordinary Income
Mid-Cap Fund	$2,583,173	$-
Small-Cap Fund	127,651	-
All-Cap Fund	-	-

Individual shareholders are eligible for reduced tax rates on qualified dividend income. For the purposes of computing the dividends eligible for reduced tax rates, all of the dividends paid by the funds from ordinary income earned during the fiscal year are considered qualified dividend income.

Corporate shareholders may exclude up to 70% of qualifying dividends. For the purposes of computing this exclusion, all of the dividends paid by the funds from ordinary income earned during the fiscal year represent qualifying dividends.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plans may need this information for their annual information reporting.

The tax information above is reported from the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2018 to determine the calendar year amounts to be included on their 2017 tax returns. Shareholders should consult their own tax advisors.

Approval of the Advisory Agreement Renewal for the Capital Management Small-Cap Fund and the Capital Management Mid-Cap Fund (Unaudited)

At a meeting held on October 26, 2017, the Board of Trustees (the “Board”) considered the approval of the renewal of the Investment Advisory Agreement (the “Agreement”) between the Trust and Capital Management Associates, Inc. (the “Advisor”) in regard to the Capital Management Small-Cap Fund (the “Small-Cap Fund”) and the Capital Management Mid-Cap Fund (the “Mid-Cap Fund”).

Legal Counsel to the Trust (“Counsel”) reviewed with the Board a memorandum from Counsel and addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and the Advisor with respect to the Small-Cap Fund and the Mid-Cap Fund. A copy of this memorandum was circulated to the Trustees in advance of the Meeting. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) the investment performance of the Small-Cap and Mid-Cap Funds; (iii) the costs of the services to be provided and profits to be realized by the Advisor from the relationship with the Small-Cap and Mid-Cap Funds; (iv) the extent to which economies of scale would be realized if the Small-Cap and Mid-Cap Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the investors of the Small-Cap Fund and the Mid-Cap Fund; and (v) the Advisor’s practices regarding possible conflicts of interest.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented to the Board in the Advisor’s presentation earlier in the Meeting. The Board requested and was provided with information and reports relevant to the annual renewal of the Advisory Agreements, including: (i) reports regarding the services and support provided to the Small-Cap and Mid-Cap Funds and their shareholders by the Advisor; (ii) quarterly assessments of the investment performance of the Small-Cap Fund and the Mid-Cap Fund from the Advisor; (iii) periodic commentary on the reasons for the performance; (iv) presentations by the Small-Cap and Mid-Cap Funds’ management addressing the Advisor’s investment philosophy, investment strategy, personnel and operations; (v) compliance and audit reports concerning the Small-Cap and Mid-Cap Funds and the Advisor; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of the Advisor; and (vii) a memorandum from Counsel summarizing the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Advisor, including financial information, a description of personnel and the services provided to the Small-Cap and Mid-Cap Funds, information on investment advice, performance, summaries of the Small Cap Fund’s and the Mid-Cap Fund’s expenses, compliance program, current legal matters and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Small-Cap and Mid-Cap Funds; (iii) the anticipated effect of size on the Small-Cap Fund’s and Mid-Cap Fund’s performance and expenses; and (iv) benefits to be realized by the Advisor from its relationship with the Small-Cap and Mid-Cap Funds. The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreements and each Trustee may have afforded different weight to the various factors.

(1)	The nature, extent, and quality of the services to be provided by the Advisor.

In this regard, the Board considered the responsibilities the Advisor has under the Advisory Agreements with respect to the Small-Cap Fund and the Mid-Cap Fund. The Board reviewed the services provided by the Advisor to the Small-Cap and Mid-Cap Funds including, without limitation: the Advisor’s processes for formulating investment recommendations and assuring compliance with the Small-Cap Fund’s and the Mid-Cap Fund’s investment objectives and limitations; its coordination of services for the Small-Cap and Mid-Cap Funds among the Small-Cap and Mid-Cap Funds’ service providers; and the anticipated efforts to promote the Small-Cap and Mid-Cap Funds, grow assets and assist in the distribution of the Small-Cap Fund’s and the Mid-Cap Fund’s shares. The Board considered: the Advisor’s staffing, personnel and methods of operating; the education and experience of the Advisor’s personnel; and the Advisor’s compliance program, policies and procedures. After reviewing the foregoing and further information from the Advisor, the Board concluded that the quality, extent and nature of the services provided by the Advisor was satisfactory and adequate for the Small-Cap Fund and the Mid-Cap Fund.

(2)	Investment Performance of the Small-Cap Fund, the Mid-Cap Fund and the Advisor.

In considering the investment performance of the Small-Cap Fund, the Mid-Cap Fund and the Advisor, the Trustees compared the performance of the Small-Cap Fund and the Mid-Cap Fund with the performance of its respective benchmark index, or indices, as applicable, comparable funds with similar objectives and size managed by other investment advisors and comparable peer group indices (e.g., Morningstar category medians). It was noted that the Advisor does manage investments for other accounts with investment objectives similar to the Small-Cap Fund and the Mid-Cap Fund but these accounts do not have capital constraints like those placed on the Small-Cap and Mid-Cap Funds and therefore, do not provide a useful benchmark for comparison to the Small-Cap and Mid-Cap Funds. The Trustees also considered the consistency of the Advisor’s management of the Small-Cap Fund and the Mid-Cap Fund with its respective investment objective and policies. The Board noted that the Small-Cap Fund’s Investor and Institutional Classes had underperformed their category medians for the year-to-date, 1-year, 3-year, 5-year and 10-year periods ended June 30, 2017 but were within the range for the category considered. The Board also noted that the Mid-Cap Fund’s Investor Class had underperformed its category median for the year-to-date, 1-year and 10-year periods ended June 30, 2017 but was within the range of the category considered. The Board further noted that the Mid-Cap Fund’s Institutional Class had outperformed its category median for the 3-year and 5-year periods ended June 30, 2017. Based on the foregoing, the Board concluded that the investment performance information presented for the Small-Cap Fund and the Mid-Cap Fund was acceptable at this time.

(3)	The costs of the services to be provided and profits to be realized by the Advisor from the relationship with the Small-Cap and Mid-Cap Funds.

In considering the costs of the services to be provided and profits to be realized by the Advisor from the relationship with the Small-Cap Fund and the Mid-Cap Fund, the Trustees considered: the Advisor’s staffing, personnel and methods of operating; the financial condition of the Advisor and the level of commitment to the Small-Cap Fund and the Mid-Cap Fund by the Advisor and its principals; the expected asset levels of the Small-Cap Fund and the Mid-Cap Fund; and the projected overall expenses of the Small-Cap Fund and the Mid-Cap Fund. The Trustees considered financial statements of the Advisor and discussed the financial stability and profitability of the firm. The Trustees considered the fees and expenses of the Small-Cap Fund and the Mid-Cap Fund (including the management fees) relative to their respective categories. The Trustees noted that the management fee for the Small-Cap Fund was above its category median but within the range of the category considered. The Trustees then noted that the management fee for the Mid-Cap Fund was above its category median but within the range of the category considered. Following this analysis and upon further consideration and discussion of the foregoing, the Board concluded that the fees paid to the Advisor by the Small-Cap Fund and the Mid-Cap Fund were fair and reasonable.

(4)	The extent to which economies of scale would be realized as the Small-Cap and Mid-Cap Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the investors of the Small-Cap Fund and the Mid-Cap Fund.

In this regard, the Board considered the Small-Cap Fund’s and the Mid-Cap Fund’s fee arrangements with the Advisor. The Trustees noted that the Advisor has agreed to breakpoint schedules in its Advisory Agreements, as well as agreed to expense limitation arrangements for the respective Fund. The Trustees further noted that both of these agreements would benefit each Fund’s shareholders. The Trustees also noted that the Small-Cap and Mid-Cap Funds would benefit from economies of scale under its agreements with some of its service providers other than the Advisor as fees that were in place with those other service providers were either fixed or essentially semi-fixed, and the Board considered the Advisor’s efforts to work with M3Sixty to secure such arrangements for the Small-Cap and Mid-Cap Funds. Following further discussion of the Small-Cap and Mid-Cap Funds’ expected asset levels, expectations for growth and levels of fees, the Board determined that the Small-Cap Fund’s and the Mid-Cap Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable and that the breakpoint schedules and expense limitation arrangements provided potential savings or protection for the benefit of the Small-Cap Fund’s and the Mid-Cap Fund’s investors.

(5)	Possible conflicts of interest and benefits derived by the AdvisorU.

In considering the Advisor’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as: the experience and ability of the advisory and compliance personnel assigned to the Small-Cap Fund and the Mid-Cap Fund; the fact that the Advisor does not utilize soft dollars; the basis of decisions to buy or sell securities for the Small-Cap Fund and the Mid-Cap Fund; and the substance and administration of the Advisor’s code of ethics. Based on the foregoing, the Board determined that the Advisor’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Advisory Agreement with respect to the Small-Cap and Mid-Cap Funds was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Advisory Agreement with respect to the Small-Cap and Mid-Cap Funds.

Approval of the Advisory Agreement Renewal for the Wellington Shields All-Cap Fund (Unaudited)

At a meeting held on October 26, 2017, the Board of Trustees (the “Board”) considered the approval of the renewal of the Investment Advisory Agreement (the “Agreement”) between the Trust and Wellington Shields Capital Management, LLC (the “Advisor”) in regard to the Wellington Shields All-Cap Fund (the “All-Cap Fund”).

Legal Counsel to the Trust (“Counsel”) reviewed with the Board a memorandum from Counsel and addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and the Advisor with respect to the All-Cap Fund. A copy of this memorandum was circulated to the Trustees in advance of the Meeting. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Advisory Agreement, including the following material factors: (i) the nature, extent and quality of the services provided by the Advisor; (ii) the investment performance of the All-Cap Fund; (iii) the costs of the services to be provided and profits to be realized by the Advisor from the relationship with the All-Cap Fund; (iv) the extent to which economies of scale would be realized if the All-Cap Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the investors of All-Cap Fund; and (v) the Advisor’s practices regarding possible conflicts of interest and other benefits derived by the Advisor.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented to the Board in the Advisor’s presentation earlier in the Meeting. The Board requested and was provided with information and reports relevant to the annual renewal of the Advisory Agreement, including: (i) reports regarding the services and support provided to the All-Cap Fund and its shareholders by the Advisor; (ii) quarterly assessments of the investment performance of the All-Cap Fund from the Advisor; (iii) periodic commentary on the reasons for the performance; (iv) presentations by the All-Cap Fund’s management addressing the Advisor’s investment philosophy, investment strategy, personnel and operations; (v) compliance and audit reports concerning the All-Cap Fund and the Advisor; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of the Advisor; and (vii) a memorandum from Counsel summarizing the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Advisor, including financial information, a description of personnel and the services provided to the All-Cap Fund, information on investment advice, performance, summaries of the All-Cap Fund’s expenses, compliance program, current legal matters and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the All-Cap Fund; (iii) the anticipated effect of size on the All-Cap Fund’s performance and expenses; and (iv) benefits to be realized by the Advisor from its relationship with the All-Cap Fund. The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have afforded different weight to the various factors.

(1)	The nature, extent and quality of the services provided by the Advisor.

In this regard, the Board considered the responsibilities the Advisor has under the Advisory Agreement with respect to the All-Cap Fund. The Board reviewed the services provided by the Advisor to the All-Cap Fund including, without limitation: the Advisor’s processes for formulating investment recommendations and assuring compliance with the All-Cap Fund’s investment objectives and limitations; its coordination of services for the All-Cap Fund among the All-Cap Fund’s service providers; and the anticipated efforts to promote the All-Cap Fund, grow assets and assist in the distribution of the All-Cap Fund’s shares. The Board considered: the Advisor’s staffing, personnel and methods of operating; the education and experience of the Advisor’s personnel; and the Advisor’s compliance program, policies and procedures. After reviewing the foregoing and further information from the Advisor, the Board concluded that the quality, extent and nature of the services provided by the Advisor was satisfactory and adequate for the All-Cap Fund.

(2)	Investment performance of the All-Cap Fund and the Advisor.

In considering the investment performance of the All-Cap Fund and the Advisor, the Trustees compared the performance of the All-Cap Fund with the performance of its respective benchmark index, or indices, as applicable, comparable funds with similar objectives and size managed by other investment advisors and comparable peer group indices (e.g., Morningstar category medians). It was noted that the Advisor does have clients with similar investment objectives and using the same fundamental strategy as the All-Cap Fund. For the calendar year 2016, the total return for the All-Cap Fund was 2.83% and 4.47% for the managed accounts using the same strategy (the “SMAs”). For year-to-date, the total return of the All-Cap Fund was 9.91% and 11.29% for the SMAs. It was noted by the Advisor that the differences in performance were primarily attributable to the timing of inflows and outflows for the All-Cap Fund and differences in the expense structures. The Trustees also considered the consistency of the Advisor’s management of the All-Cap Fund with its respective investment objective and policies. The Board noted that the All-Cap Fund had underperformed its category median for the year-to-date and 1-year periods ended June 30, 2017 but was within the range for the category considered. It was noted by the Advisor that Morningstar compares the All-Cap Fund to the “Large Growth” universe which is not directly comparable to the All-Cap Fund. Based on the foregoing, the Board concluded that the investment performance information presented for the All-Cap Fund was acceptable at this time.

(3)	The costs of the services to be provided and profits to be realized by the Advisor from the relationship with the All-Cap Fund.

In considering the costs of the services to be provided and profits to be realized by the Advisor from the relationship with the All-Cap Fund, the Trustees considered: the Advisor’s staffing, personnel and methods of operating; the financial condition of the Advisor and the level of commitment to the All-Cap Fund by the Advisor and its principals; the expected asset levels of the All-Cap Fund; and the projected overall expenses of the All-Cap Fund. The Trustees considered financial statements of the Advisor and discussed the financial stability and profitability of the firm. The Trustees considered the fees and expenses of the All-Cap Fund (including the management fee) relative to its category. The Trustees noted that the management fee for the All-Cap Fund was above its category median but within the range of the category considered. It was noted by the Advisor that the Advisor charges the All-Cap Fund the same advisory fee as the SMAs. Following this analysis and upon further consideration and discussion of the foregoing, the Board concluded that the fees paid to the Advisor by the All-Cap Fund were fair and reasonable.

(4)	The extent to which economies of scale would be realized as the All-Cap Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the investors of the All-Cap Fund.

In this regard, the Board considered the All-Cap Fund’s fee arrangements with the Advisor. The Trustees noted that the Advisor has agreed to a breakpoint schedule in its Advisory Agreement, as well as agreed to expense limitation arrangements for the All-Cap Fund. The Trustees further noted that both of these agreements would benefit the All-Cap Fund’s shareholders. The Trustees also noted that the All-Cap Fund would benefit from economies of scale under its agreements with some of its service providers other than the Advisor as fees that were in place with those other service providers were either fixed or essentially semi-fixed, and the Board considered the Advisor’s efforts to work with M3Sixty to secure such arrangements for the All-Cap Fund. Following further discussion of the All-Cap Fund’s expected asset levels, expectations for growth and levels of fees, the Board determined that the All-Cap Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable and that the breakpoint schedule and expense limitation arrangements provided potential savings or protection for the benefit of the All-Cap Fund’s investors.

(5)	Possible conflicts of interest and benefits derived by the Advisor.

In considering the Advisor’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as: the experience and ability of the advisory and compliance personnel assigned to the All-Cap Fund; the fact that the Advisor does not utilize soft dollars; the basis of decisions to buy or sell securities for the All-Cap Fund; and the substance and administration of the Advisor’s code of ethics. Based on the foregoing, the Board determined that the Advisor’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Advisory Agreement with respect to the All-Cap Fund was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Advisory Agreement with respect to the All-Cap Fund.

The Capital Management Mutual Funds

are series of the Capital Management Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Documented:	Documented:

M3Sixty Administration, LLC	Capital Management Associates, Inc.
4300 Shawnee Mission Pkwy	140 Broadway
Suite 100	New York, NY 10005
Fairway, KS 66205
Wellington Shields Capital Management, LLC
140 Broadway
New York, NY 10005

Toll-Free Telephone:	Toll-Free Telephone:

1-888-626-3863	1-888-626-3863

ITEM 2.	CODE OF ETHICS.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(d)	A copy of the code of ethics that applies to the registrant’s Principal Executive Officer and Principal Financial Officer is filed pursuant to item 12 (a) (1) below.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)	The registrant’s board of trustees has determined that the registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)	Not applicable.

(a)(3)	At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees – Audit fees billed for the registrant for the last two fiscal years are reflected in the table below. These amounts represent aggregate fees billed by the registrant’s independent accountant, BBD, LLP (“Accountant”), in connection with the annual audits of the registrant’s financial statements and for services normally provided by the independent accountant in connection with the registrant’s statutory and regulatory filings.

Fund	2016	2017
Capital Management Mid-Cap Fund	$13,500	$13,500
Capital Management Small-Cap Fund	$13,500	$13,500
Wellington Shields All-Cap Fund	$13,000	$13,000

(b)

Audit-Related Fees – There were no additional fees billed in the fiscal years ended November 30, 2016 and

November 30, 2017 for assurance and related services by the accountant that was reasonably related to the performance of the audit of the registrant’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees – The tax fees billed in each of the last two fiscal years ended for professional services rendered by the accountant for tax compliance, tax advice, and tax planning are reflected in the table below. These services were for the completion of each fund’s federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Fund	2016	2017
Capital Management Mid-Cap Fund	$2,000	$2,200
Capital Management Small-Cap Fund	$2,000	$2,200
Wellington Shields All-Cap Fund	$2,000	$2,200

(d)	All Other Fees. –There were no other fees billed by the accountant which were not disclosed in Items (a) through (c) above during the last two fiscal years.
(e)(1)	The registrant’s Board of Trustees pre-approved the engagement of the Accountant for the last two fiscal years at an audit committee meeting of the Board of Trustees called for such purpose; and will pre-approve the accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the accountant to the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.
(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not applicable.
(g)

All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended November 30, 2017 and 2016 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's investment adviser, or any other entity controlling, controlled by, or under common control with the registrant’s investment adviser.

(h)	Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Management Investment Trust

By W. Jameson McFadden	/s/ W. Jameson McFadden
President, Principal Executive Officer and Principal Financial Officer
Date: February 2, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By W. Jameson McFadden	/s/ W. Jameson McFadden
President, Principal Executive Officer and Principal Financial Officer
Date: February 2, 2018